PGIM Core Bond Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 18.2%
Automobiles 6.6%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	234	$233,285
Series 2021-03, Class C	1.410	08/18/27	1,011	1,001,073
Series 2023-01, Class C	5.800	12/18/28	2,100	2,132,546
Series 2023-02, Class C	6.000	07/18/29	900	923,518

ARI Fleet Lease Trust, Series 2025-B, Class A2, 144A	4.590	03/15/34	7,200	7,234,419
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,694,445
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,771,155
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,732,529
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,812,308
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,958,656
Series 2024-03A, Class A, 144A	5.230	12/20/30	1,800	1,853,263
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	1,018	1,034,198
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	395	401,375
CarMax Auto Owner Trust,
Series 2021-04, Class C	1.380	07/15/27	800	796,776
Series 2022-01, Class C	2.200	11/15/27	1,300	1,288,136
Series 2022-01, Class D	2.470	07/17/28	600	594,578

Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	844	852,479
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A	4.500	04/20/28	2,200	2,207,548
Series 2025-04, Class A2, 144A	4.050	08/20/28	3,800	3,798,070
Ford Credit Auto Owner Trust,
Series 2021-01, Class B, 144A	1.610	10/17/33	630	621,403
Series 2021-02, Class B, 144A	1.910	05/15/34	600	584,743
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,272,967
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,887,864
Series 2025-02, Class A, 144A	4.370(cc)	02/15/38	11,182	11,236,271
Ford Credit Floorplan Master Owner Trust,
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,730,834
Series 2025-01, Class A1	4.630	04/15/30	5,700	5,775,948
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,130,547
Series 2023-04, Class C	6.410	05/16/29	700	721,211
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	195,014
Series 2023-02, Class A, 144A	5.770	08/11/36	500	524,140
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,670,932
Series 2024-02, Class A, 144A	4.520	03/11/37	7,000	7,082,582

GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,451,631
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	171	170,509
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,682,104
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,842,060
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,435,293
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C	5.090	05/15/30	782	787,009
Series 2023-03, Class C	5.770	11/15/30	1,500	1,524,138
Series 2023-04, Class C	6.040	12/15/31	2,500	2,559,788
Series 2023-06, Class B	5.980	04/16/29	1,100	1,114,991
Series 2023-06, Class C	6.400	03/17/31	300	309,033
Series 2024-02, Class C	5.840	06/17/30	1,000	1,020,269

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, (cont’d.)
Series 2024-04, Class C	4.950%	04/15/30	3,400	$3,413,161
Series 2024-05, Class C	4.780	01/15/31	3,000	3,003,730
Series 2025-01, Class C	5.040	03/17/31	6,500	6,574,835
Series 2025-03, Class C	4.680	09/15/31	3,800	3,806,215
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	307,240
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	514,397

Toyota Auto Loan Extended Note Trust, Series 2025-01A, Class A, 144A	4.650	05/25/38	5,400	5,498,492
Westlake Automobile Receivables Trust, Series 2025-02A, Class B, 144A	4.630	01/15/31	2,400	2,406,997
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	1,609	1,618,785
Series 2024-01A, Class A1, 144A	5.490	02/18/39	2,030	2,051,219
Series 2025-02A, Class A1, 144A	4.410	05/18/40	5,600	5,628,578
				151,475,287
Collateralized Loan Obligations 8.4%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.387(c)	07/22/37	10,000	10,031,029
Ares Loan Funding Ltd. (Cayman Islands), Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.085(c)	03/31/38	10,500	10,495,940
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.297(c)	01/25/35	400	399,999
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	03/31/38	7,000	7,017,500
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.326(c)	07/20/34	8,500	8,501,379
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37	14,750	14,791,135
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37	10,000	10,034,725
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37	14,750	14,785,592
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.022(c)	04/17/38	11,000	10,993,698

Generate CLO Ltd. (Cayman Islands), Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	01/20/38	14,750	14,792,462
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.150(c)	04/26/31	24	24,290
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346(c)	01/15/31	80	80,068
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	03/25/38	11,230	11,230,863
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	10/20/36	11,750	11,766,603
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.286(c)	07/15/31	71	71,367
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	10/20/36	11,750	11,761,574
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.176(c)	04/20/31	222	222,017
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.674(c)	01/20/37	4,750	4,759,941
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.190(c)	01/26/31	71	71,273
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.336(c)	07/15/34	2,200	2,199,970

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.005%(c)	04/24/38	10,000	$9,994,111
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.454(c)	07/20/37	12,000	12,034,638
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	01/20/36	10,500	10,524,864
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.105(c)	07/15/34	5,500	5,500,000
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.078(c)	02/25/38	10,500	10,513,293

Voya CLO Ltd. (Cayman Islands), Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.216(c)	01/20/31	79	78,794
				192,677,125
Consumer Loans 1.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A	5.610	02/15/29	6,300	6,320,300
Series 2024-X02, Class A, 144A	5.220	12/17/29	912	912,588

Affirm Master Trust, Series 2025-02A, Class A, 144A	4.670	07/15/33	5,100	5,115,530
GreenSky Home Improvement Issuer Trust, Series 2025-02A, Class A2, 144A	4.930	06/25/60	1,367	1,370,936
GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59	177	177,847
Onemain Financial Issuance Trust, Series 2025-01A, Class A, 144A	4.820	07/14/38	9,100	9,185,982
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,320	2,278,059
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.003(c)	06/16/36	2,800	2,803,741
Series 2022-02A, Class A, 144A	4.890	10/14/34	528	528,580
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,408,106
				34,101,669
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,103,225
Equipment 0.4%
Barings Equipment Finance LLC, Series 2025-B, Class A3, 144A	4.130	10/13/32	2,500	2,500,229
CCG Receivables Trust, Series 2025-02, Class A2, 144A	4.140	08/15/34	3,250	3,247,932
Dell Equipment Finance Trust, Series 2025-02, Class A3, 144A	4.120	03/24/31	1,250	1,253,581
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	10	9,873
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,000	990,695
				8,002,310
Home Equity Loans 1.1%
BRAVO Residential Funding Trust, Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	2,647	2,645,687
COOPR Residential Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	3,948	3,981,453
EFMT, Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	3,320	3,340,936
JPMorgan Mortgage Trust, Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.384(c)	02/25/55	2,580	2,579,566

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591%(cc)	05/25/44	656	$665,553
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	3,521	3,529,880

Santander Mortgage Asset Receivable Trust, Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	2,300	2,293,503
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	747	756,539
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	183	183,836
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,779	1,798,724
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,212	2,212,270
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	2,381	2,402,081
				26,390,028
Other 0.0%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,030	958,742
Student Loans 0.1%
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	676	620,166
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	96	94,618
Series 2020-BA, Class A2, 144A	2.120	01/15/69	285	272,188
Series 2020-DA, Class A, 144A	1.690	05/15/69	208	197,684

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.827(c)	05/25/70	971	958,827
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	11	10,889
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	144	142,907
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	236	228,344
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	9	8,518
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	454	437,668
Series 2020-C, Class AFX, 144A	1.950	02/15/46	264	248,212
				3,220,021

Total Asset-Backed Securities (cost $416,992,650)				418,928,407
Commercial Mortgage-Backed Securities 8.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,956,300
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	4,016,635
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,205,819
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	2,051,713
Series 2020-BN25, Class A4	2.399	01/15/63	6,200	5,788,324
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,559,795
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,190,433
Series 2020-BN29, Class A3	1.742	11/15/53	2,561	2,264,383
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,226,205
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,254,781
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,987,090
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	487,592
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,079,367
Series 2023-C21, Class A2	6.296(cc)	09/15/56	3,320	3,482,753
Series 2023-C22, Class A2	6.728	11/15/56	4,154	4,388,946

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402%	01/15/51	406	$396,410
Series 2018-B03, Class A4	3.761	04/10/51	4,437	4,402,539
Series 2019-B10, Class A3	3.455	03/15/62	2,464	2,394,465
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,638,224
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,296,702
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	1,897	1,861,973
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,406,218
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,135,830
Series 2023-B39, Class A2	6.573(cc)	07/15/56	7,000	7,268,395
Series 2025-V13, Class A4	5.815(cc)	02/15/58	8,500	8,927,055
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	7,200	7,544,838
Series 2023-05C2, Class A3	7.055(cc)	11/15/56	9,000	9,633,495

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,714,864
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	684,715
Series 2019-CD08, Class A3	2.657	08/15/57	2,577	2,412,743

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	2,774	2,757,899
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,739,560
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.500(c)	10/15/37	5,400	5,405,074
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	433	425,003
Series 2016-C03, Class A3	2.896	11/15/49	703	693,424
Series 2016-P03, Class A3	3.063	04/15/49	2,397	2,387,839
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,669,333
Series 2019-C07, Class A3	2.860	12/15/72	942	892,241
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,833,743

Commercial Mortgage Trust, Series 2016-COR01, Class A3	2.826	10/10/49	775	766,830
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2	2.486	03/15/54	5,371	4,955,051
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	456,906
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,239,344

Fannie Mae-Aces, Series 2019-M21, Class 3A1	2.100	06/25/34	393	388,767
FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,447,647
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	102	101,411
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	791	780,145
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	441	438,306
Series 2016-JP03, Class A4	2.627	08/15/49	1,833	1,810,174

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,135	1,115,120
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	887,306
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,783,289

SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.532(c)	09/15/42	5,550	5,557,284
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,266	1,233,013
Series 2018-C09, Class A3	3.854	03/15/51	657	648,374
Series 2018-C14, Class A3	4.180	12/15/51	1,034	1,032,167

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2019-C18, Class A3	2.782%	12/15/52	4,400	$4,138,974
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,133	1,123,147
Series 2016-C35, Class A3	2.674	07/15/48	1,229	1,219,225
Series 2017-C38, Class A4	3.190	07/15/50	880	866,560
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	991,871
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,985,761
Series 2019-C49, Class A3	3.749	03/15/52	1,084	1,080,653
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,395,154
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,788,504
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,394,366

Total Commercial Mortgage-Backed Securities (cost $212,888,140)				204,088,067
Corporate Bonds 30.6%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	322,585
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,645,688
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	6,505	6,468,497
Sr. Unsec’d. Notes	2.750	02/01/26	2,799	2,786,064
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,551,170
Sr. Unsec’d. Notes	3.550	03/01/38	495	415,408
Sr. Unsec’d. Notes	3.600	05/01/34	1,160	1,052,329
Sr. Unsec’d. Notes	3.850	11/01/48	455	340,659
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	1,062,337
Sr. Unsec’d. Notes	5.705	05/01/40	190	193,789
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,936,620

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	1,050	1,114,439
HEICO Corp., Gtd. Notes	5.250	08/01/28	725	746,706
				21,636,291
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	630	604,427
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,826,133
Gtd. Notes	2.726	03/25/31	2,180	1,995,167
Gtd. Notes	3.557	08/15/27	120	118,752
Gtd. Notes	4.390	08/15/37	5,500	5,041,120
Gtd. Notes	6.343	08/02/30	710	765,197

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,358,631
				11,709,427
Airlines 0.0%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	52	51,600
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	484	463,819

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	241	$229,459
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	341	310,912
				1,055,790
Apparel 0.1%
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	3,100	3,100,758
Auto Manufacturers 1.2%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	205	165,175
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/10/29	4,250	3,960,564
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,180,571
Sr. Unsec’d. Notes	5.875	11/07/29	575	586,390

General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	950	862,305
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	485,513
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,315,020
Sr. Unsec’d. Notes	2.700	08/20/27	375	364,946
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,802,017
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,403,221
Sr. Unsec’d. Notes, 144A, MTN	5.300	01/08/30	4,560	4,689,068

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,402,256
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,399,130
Gtd. Notes, 144A(a)	5.250	03/22/29	2,840	2,900,807
				27,516,983
Auto Parts & Equipment 0.4%
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.650	09/13/29	6,095	6,191,670
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	1,050	1,087,033
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	130	132,233
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	80	82,196

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	875	873,048
				8,366,180
Banks 8.2%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,033,070
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,844,652
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,582,495
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,580,898
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,510,362
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	1,555	1,417,827
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,713,318

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN(a)	3.974%(ff)	02/07/30	3,380	$3,356,752
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	321,212
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	104,024
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	4,114,127
Sub. Notes, MTN	4.450	03/03/26	1,500	1,500,294
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	403,866
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	1,230	1,248,357
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,448,270
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,399,397
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,323,108
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	475	430,621
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,014,714
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	476,200

BPCE SA (France), Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	612,479
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	999,572
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	800	842,460
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	8,027,003
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,277,030
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,407,615
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	485,743
Sr. Unsec’d. Notes(a)	3.887(ff)	01/10/28	670	667,388
Sr. Unsec’d. Notes	4.650	07/23/48	440	392,564
Sub. Notes	4.450	09/29/27	840	842,535
Sub. Notes	4.600	03/09/26	945	945,633
Sub. Notes	5.827(ff)	02/13/35	865	898,663
Sub. Notes	6.020(ff)	01/24/36	6,708	7,019,535

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,267,668
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,527,953
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	535,556

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,376,980
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	3,043,063
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,327,510
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,570,130
Sr. Unsec’d. Notes	3.850	01/26/27	475	473,435
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	125,064
Sr. Unsec’d. Notes	5.727(ff)	04/25/30	6,135	6,411,533
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,594,310
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	661,209

Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,756,825
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.730(c)	01/01/26(oo)	3,920	3,920,894
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	4,126,175
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	212,369
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	1,281	1,190,742
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,335,225
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,615,614
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	211,790

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.964%(ff)	11/15/48	355	$291,159
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	165,520
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	5,605	5,792,240
Sub. Notes	2.956(ff)	05/13/31	510	479,197

KeyCorp, Sr. Unsec’d. Notes(a)	6.401(ff)	03/06/35	3,120	3,376,065
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,524,767
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,990,521
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,720,266
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	753,164
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,206,864
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,714,412
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	306,783
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	539,128
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,806,554

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	1.642(ff)	06/14/27	1,830	1,799,413
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,747,463
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.320(ff)	09/22/29	1,035	1,032,320
Societe Generale SA (France),
Gtd. Notes, 144A, MTN(a)	5.439(ff)	10/03/36	6,020	6,016,224
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,786,527
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	1,003,659
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34	805	874,421

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.954(ff)	07/08/33	6,400	6,526,417
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	349,168
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,128,455
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	863,181
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	250	247,364
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	4,235	4,380,097
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,518,297
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,382,942
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,551,991
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,144,110
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,222,987
				189,767,505
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	178,950
Gtd. Notes	4.900	02/01/46	1,551	1,458,071
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	455,429
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	910,616

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,442,576
				4,445,642

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	910	$887,092
Building Materials 0.3%
CRH SMW Finance DAC, Gtd. Notes	5.125	01/09/30	2,650	2,725,880
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	715	642,221
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,567,020

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	3.375	01/15/31	1,225	1,116,356
				7,051,477
Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	270	271,579
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	2,990	3,041,597

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	1,795	1,281,524
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	235,609
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,552,567
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	2,013,143

Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	394,244
				8,790,263
Commercial Services 0.2%
Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,632,369
Herc Holdings, Inc., Gtd. Notes, 144A	6.625	06/15/29	1,100	1,136,293
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	504,954
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	113,143
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	453,313
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	277,375
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,182,350
				5,299,797
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.500	10/04/34	2,095	2,063,627
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.950	08/04/33	2,320	2,421,020
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	2,000	2,159,299
				6,643,946

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200%	12/12/28	1,155	$1,228,530
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,551,360
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,590,841
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	83,374
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,250,871

LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,319,974
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	508,137
Sr. Unsec’d. Notes(a)	6.070	07/12/28	3,905	4,080,113

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,175	1,134,114
Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/30	1,100	1,135,362
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	1,150	1,129,362
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25	2,000	2,000,000
				19,012,038
Electric 2.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN(a)	2.000	04/29/28	515	489,281
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	696,090
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	650	532,397
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	488,048
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,521,216
Sr. Unsec’d. Notes	3.350	05/15/50	485	341,956

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	187,398
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	286,507
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,575,200
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	31,853
First Mortgage	4.000	03/01/48	115	93,618
First Mortgage, Series 123	3.750	08/15/47	775	605,719
First Mortgage, Series 130	3.125	03/15/51	95	64,799
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	637,458
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	32,556

Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	51,244
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	54,464
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	306,678
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	346,284

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650%	09/01/26	145	$143,238
Sr. Unsec’d. Notes	3.950	08/15/47	185	145,283
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	137,838
First Mortgage	4.200	07/15/48	205	169,623

Duke Energy Indiana LLC, First Mortgage(a)	2.750	04/01/50	1,825	1,163,466
Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	58,438
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500	04/06/28	475	466,380
Entergy Arkansas LLC, First Mortgage(a)	2.650	06/15/51	2,220	1,354,954
Entergy Louisiana LLC, Collateral Trust Bond	4.000	03/15/33	170	163,984
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	936,743
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	328,601
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,403,805
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	883,174

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	214,873
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	953,864
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	234,874
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	232,025
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	181,890
First Mortgage	4.250	07/15/49	350	292,668

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	881,049
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.900	02/28/28	3,870	3,937,105
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	278,921
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,164,607

NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,174,742
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	199,610
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,609,067
First Mortgage	4.950	07/01/50	1,460	1,254,358

PacifiCorp, First Mortgage	2.700	09/15/30	890	822,877
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	121,956
First Mortgage	3.050	03/15/51	1,540	1,023,433

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	158,863
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	190,540
First Mortgage, Series 34	3.200	03/01/50	720	497,515

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250%	09/15/26	370	$364,723
First Mortgage, MTN	2.700	05/01/50	390	247,418
First Mortgage, MTN(a)	3.200	05/15/29	1,265	1,229,256
First Mortgage, MTN	3.600	12/01/47	95	73,033
First Mortgage, MTN	3.700	05/01/28	590	586,338
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,119,510

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,015,323
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	342,604
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	204,634
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	667,235
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	270,174
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	456,997
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,016,262
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	39,420
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	183,692
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	288,561

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,075	1,101,744
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	3,000	3,001,159
Gtd. Notes, 144A	5.625	02/15/27	2,175	2,175,506

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	525,207
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	505,930
				49,537,856
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	225	231,083
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	994,545
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,964,842
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,580,256
				4,770,726
Entertainment 0.1%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29	1,175	1,105,830
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,150	1,116,558
				2,222,388
Foods 0.3%
B&G Foods, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	1,175	1,105,545

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Campbell’s Co. (The), Sr. Unsec’d. Notes(a)	2.375%	04/24/30	2,175	$1,990,509
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,321,241
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.750	04/01/33	1,900	1,977,734
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	51,005
				6,446,034
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	872,428
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	683,574
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	429,707
				1,985,709
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,175	1,141,495
Healthcare-Services 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	864,079
Sr. Unsec’d. Notes	6.750	12/15/37	170	188,361

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	191,929
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	210,717
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	322,145
Gtd. Notes	4.375	10/15/28	1,100	1,106,641
Gtd. Notes	4.500	02/25/26	457	456,686
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	3,005,216
Sr. Unsec’d. Notes(a)	2.400	03/15/30	1,681	1,554,379

CommonSpirit Health, Sr. Sec’d. Notes(a)	5.318	12/01/34	4,510	4,609,305
DaVita, Inc., Gtd. Notes, 144A(a)	6.875	09/01/32	1,075	1,113,826
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,801,188
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	565,500
Gtd. Notes	4.800	10/01/34	4,810	4,763,295

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	35	29,489
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	527,674
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	549,832
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,308,517
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	394,475
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,506

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.950%	06/30/30	1,910	$1,800,277
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	354,949
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	876,194
Sr. Unsec’d. Notes	4.500	04/15/33	500	495,753
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,673,957
Sr. Unsec’d. Notes	5.050	04/15/53	2,140	1,964,973
Sr. Unsec’d. Notes	5.500	04/15/64	865	831,852
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,492,892
				34,093,607
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,170	2,208,193
Home Builders 0.1%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,150	1,112,625
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	1,075	1,106,245
Insurance 0.9%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	89,567
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	96,107
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,712,087
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	773,545
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes(a)	6.000	12/07/33	5,900	6,266,058
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	131,035
Gtd. Notes, 144A	3.951	10/15/50	450	343,405

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	123,594
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,564,628
Sr. Unsec’d. Notes	5.000	04/05/46	217	197,413

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,442,691
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	104,023
Gtd. Notes	4.300	11/15/46	140	120,399
Gtd. Notes	4.350	05/15/43	20	17,550
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	642,945
Sub. Notes, 144A	4.900	09/15/44	120	110,895

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Unum Group, Sr. Unsec’d. Notes	6.000%	06/15/54	505	$509,175
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	430,326
				19,675,443
Internet 0.4%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	5,661	6,045,846
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	920	924,225
Sr. Unsec’d. Notes	4.875	11/15/35	2,950	2,958,441
				9,928,512
Iron/Steel 0.3%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	810	849,042
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,500,984
				6,350,026
Lodging 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,498,742
Sr. Unsec’d. Notes	5.750	01/30/27	730	742,650
Sr. Unsec’d. Notes	5.750	04/23/30	3,290	3,424,352

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,220,102
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	520,520
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	248,306

MGM Resorts International, Gtd. Notes	6.125	09/15/29	1,100	1,119,872
				8,774,544
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	379,794
Sr. Sec’d. Notes	3.500	03/01/42	440	311,772
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,180,172
Sr. Sec’d. Notes	5.375	05/01/47	530	449,452
Sr. Sec’d. Notes	6.484	10/23/45	275	265,634

Comcast Corp., Gtd. Notes	1.950	01/15/31	275	243,406
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,726,754
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,153,116
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,973,755

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	2,180	1,959,366
				13,643,221
Mining 0.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	195,725

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250%	09/08/33	4,245	$4,416,605
Gtd. Notes	5.300	02/21/35	430	446,166

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	225,745
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	6,205	6,481,091
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	320	330,916
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,783,822
				14,880,070
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	1,535	1,571,287
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,088,724
Gtd. Notes	5.100	03/01/30	765	778,915
				3,867,639
Oil & Gas 1.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	703,553
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,560,509
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	175	186,116
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	1,955	2,000,366
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,197,586
Sr. Unsec’d. Notes	5.400	06/15/47	229	212,203
Sr. Unsec’d. Notes	6.750	11/15/39	45	49,699

Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28	1,050	1,084,412
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	330	322,620
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	6,065	6,531,471
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,270,769
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	1,031,586
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,150	1,093,063
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	510,918
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	538,846

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	376,148
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	112,126
Sr. Unsec’d. Notes	7.875	09/15/31	250	285,849
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	389,523
Gtd. Notes	6.625	06/15/38	46	42,274

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32	1,979	$1,977,021
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,784,141
Gtd. Notes	3.550	10/01/26	310	308,603
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	488,500
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	981,403

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,108,545
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28	1,075	1,107,786
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.875	05/22/30	4,461	4,642,857
				37,898,493
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	485,600
Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	5.500	09/15/33	735	743,491
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,710,247
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	3,027,771
				8,481,509
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	285	255,018
Sr. Unsec’d. Notes	4.550	03/15/35	360	355,626
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,074,470
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	936,174
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,833,572
Sr. Unsec’d. Notes	5.125	07/20/45	465	421,927
Sr. Unsec’d. Notes	5.300	12/05/43	155	146,561

Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,377,681
Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,917,639
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	508,115
Gtd. Notes	5.400	11/29/43	860	745,571

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,780
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,878,291
Gtd. Notes	5.250	06/15/46	730	605,632

Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	698,282
				14,782,339

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.9%
Boardwalk Pipelines LP, Gtd. Notes	3.400%	02/15/31	1,300	$1,217,211
Colonial Enterprises, Inc., Gtd. Notes, 144A(a)	3.250	05/15/30	1,730	1,617,795
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	553,923
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	988,716
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	436,560
Sr. Unsec’d. Notes	5.000	05/15/50	565	479,995
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,626,899
Sr. Unsec’d. Notes	6.250	04/15/49	910	907,935
Sr. Unsec’d. Notes	6.400	12/01/30	520	563,035
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,497,024
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	333,339
Gtd. Notes	4.200	01/31/50	555	454,691

Greensaif Pipelines Bidco Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A(a)	6.510	02/23/42	725	792,519
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,529,338
Sr. Unsec’d. Notes	4.500	04/15/38	270	245,000
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,487
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,405,042
Sr. Unsec’d. Notes	5.500	02/15/49	210	194,711

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	307,584
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,286,234
Gtd. Notes	4.200	03/15/45	275	213,820
Gtd. Notes	4.500	03/15/50	55	44,803
Gtd. Notes	6.050	09/01/33	2,510	2,660,520
Gtd. Notes	6.250	10/15/55	2,370	2,377,895

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	350	338,759
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	139,080
Targa Resources Corp.,
Gtd. Notes	5.500	02/15/35	1,192	1,214,777
Gtd. Notes	6.125	03/15/33	1,240	1,321,239
Gtd. Notes	6.250	07/01/52	1,305	1,333,900
Gtd. Notes	6.500	03/30/34	930	1,015,121

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	295,570
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	489,551
Sr. Unsec’d. Notes	4.600	03/15/48	500	435,430

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	4.125	08/15/31	1,200	1,109,905
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	700	733,253
Sr. Sec’d. Notes, 144A	6.750	01/15/36	700	741,638
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,000	1,128,387

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	276,196
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.150	03/15/34	90	91,424

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.400%	03/04/44	400	$387,796
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,908,083
				43,699,185
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,166,030
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,386,377
Gtd. Notes	4.750	04/15/35	425	411,724

American Tower Corp., Sr. Unsec’d. Notes	2.900	01/15/30	1,040	982,223
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,596,377
Sr. Unsec’d. Notes	5.500	02/15/34	895	921,819

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,194,264
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	3,169,816
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	580,551
Invitation Homes Operating Partnership LP, Gtd. Notes(a)	4.875	02/01/35	6,035	5,970,781
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,340,992
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	269,088
Sr. Unsec’d. Notes	3.250	01/15/31	985	933,222
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,036,755
Gtd. Notes	2.700	07/15/31	2,228	2,019,801

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,735,810
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	762,632
				30,312,232
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,200	1,136,760
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	929,922
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	539,635
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	1,025	1,086,359
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	1,805	1,818,483
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	1,250	1,142,866
				6,654,025

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419%	04/15/33	4,847	$4,522,191
Sr. Unsec’d. Notes	4.900	07/15/32	2,600	2,656,372
Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,971,250
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	248,662
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	853,510
				10,251,985
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200	05/01/30	5,328	5,270,808
Software 0.2%
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	1,325	1,325,053
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,327,048
				3,652,101
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,860	5,997,802
Sr. Unsec’d. Notes	2.550	12/01/33	58	49,264
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,189,462
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,161,448
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	795,439
Sr. Unsec’d. Notes	4.500	05/15/35	205	197,370

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	2,020	2,089,894
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	3,365	3,397,673
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,486,394
Gtd. Notes	3.000	02/15/41	640	478,570
Gtd. Notes	3.750	04/15/27	970	964,388
Gtd. Notes	3.875	04/15/30	4,780	4,680,986
Gtd. Notes	4.375	04/15/40	380	340,647
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	7,172,023
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,478,304
Sr. Unsec’d. Notes, 144A	5.401	07/02/37	147	148,829
				32,628,493
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.300	09/15/51	875	617,531
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,166,115
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	2,200	2,081,600
				3,865,246
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,948,470

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000%	12/01/46	145	$119,128

Total Corporate Bonds (cost $718,674,067)				703,814,453
Municipal Bonds 0.5%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	39,852
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	245	268,000
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,894
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,561
				323,455
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,757,079
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	292,354
New York 0.2%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	697,646
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,123,953

Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,435,110
				4,256,709
Pennsylvania 0.0%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	506,485
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	76,165
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	149,637
				732,287
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	826,058
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	796,130
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	425,147
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	276,489
				2,323,824

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256%	09/01/50	3,850	$2,300,195
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	100,680
				2,400,875

Total Municipal Bonds (cost $13,330,574)				12,126,435
Residential Mortgage-Backed Securities 3.0%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,533
Angel Oak Mortgage Trust, Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70	2,300	2,293,026
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,757	4,615,249
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	100	54,501
BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	2,726	2,720,085
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,587	1,475,839
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,355	1,220,510

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,409	2,394,047
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683(c)	10/25/43	654	656,463
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.183(c)	05/25/45	1,940	1,943,109

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	571
Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	938	904,891
Fannie Mae Interest Strips, Series 430, Class C56, IO	3.000	08/25/52	1,533	271,662
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	471	469,986
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	1.753(c)	04/25/50	1,037	142,075
Series 2020-101, Class AI, IO	3.500	01/25/51	5,542	1,045,508
Series 2023-54, Class PO, PO	1.814(s)	11/25/53	2,819	2,255,525
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)	5.783(c)	02/25/55	1,323	1,329,728
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	10,096	10,229,780

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.833(c)	01/25/34	82	82,497
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	50	51,954
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	624	596,809
Series 4978, Class MI, IO	4.000	05/25/40	1,564	234,033
Series 5019, Class IP, IO	3.000	10/25/50	734	131,370
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,243	95,280
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	407	10,366
Series 5251, Class PO, PO	2.273(s)	08/25/52	3,064	2,118,964
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	11,066	11,213,093

Freddie Mac Strips, Series 405, Class C20, IO	4.000	05/25/53	5,445	1,191,006
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	5.133(c)	01/25/45	5,319	5,323,750
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	471	428,707
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	1.954(c)	09/20/43	2,654	133,945

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2016-46, Class JE	2.500%	11/20/45	110	$102,124
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,433	39,739
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	1,841	55,391
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,665	45,489
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	2.054(c)	07/16/43	3,477	265,553
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	5,938	64,091
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	2,944	60,870
Series 2020-126, Class BI, IO	3.000	08/20/50	2,787	468,515
Series 2021-114, Class TI, IO	3.000	06/20/51	3,729	450,269
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	654	309
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,593	105,736
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	105	2,883
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	2,627	58,326
Series 2022-093, Class IO, IO	3.000	08/20/51	10,599	1,133,552
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)	1.806(c)	07/20/52	2,656	217,773
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	5,430	110,611
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)	0.000(c)	07/20/52	14,666	347,122
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,078	38,357
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	0.716(c)	10/20/52	21,731	970,799

Legacy Mortgage Asset Trust, Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	235	235,143
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,608	1,475,711
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	27	26,778
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.856(c)	01/25/48	36	35,756
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.756(c)	06/25/57	81	79,774
PRPM LLC, Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	3,790	3,710,652
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	4.906(c)	10/20/27	—(r)	435
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.646(c)	07/19/35	12	12,047
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.106(c)	10/25/59	72	72,508
Series 2020-04, Class A1, 144A	1.750	10/25/60	473	432,161
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	900	869,707
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,376	1,339,568
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.509(c)	06/25/42	16	14,663
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.509(c)	08/25/42	1	1,017
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	4.686(c)	10/25/45	122	118,817

Total Residential Mortgage-Backed Securities (cost $68,001,585)				68,598,108
Sovereign Bonds 1.7%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	503,836
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	286,958
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	5.375	09/26/30	2,190	2,250,275
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,404,469
Sr. Unsec’d. Notes(a)	5.600	01/15/35	4,950	5,265,562

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375%	02/19/30	4,014	$4,154,490
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	845,840
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,569,374
Sr. Unsec’d. Notes	6.875	05/13/37	3,290	3,559,780

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073	3,074,921
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	4.500	04/16/50	200	156,369
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	648,775
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	175	155,808
Sr. Unsec’d. Notes	3.300	03/15/28	110	108,384

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	98,699
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	45,400
Republic of Poland Government International Bond (Poland), Bonds, Series 10Y	5.375	02/12/35	3,355	3,506,814
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	7,960	8,145,070
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,508,800

Total Sovereign Bonds (cost $38,284,254)				39,289,624
U.S. Government Agency Obligations 26.7%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,595	2,340,539
Federal Home Loan Mortgage Corp.	1.500	02/01/36	682	613,248
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,602	1,239,837
Federal Home Loan Mortgage Corp.	2.000	01/01/32	185	176,459
Federal Home Loan Mortgage Corp.	2.000	10/01/40	325	286,134
Federal Home Loan Mortgage Corp.	2.000	09/01/50	10,904	8,934,916
Federal Home Loan Mortgage Corp.	2.000	11/01/50	498	407,976
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,675	1,370,550
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,167	1,771,805
Federal Home Loan Mortgage Corp.	2.000	04/01/51	89	73,070
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,132	925,050
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,529	4,517,500
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,813	3,115,459
Federal Home Loan Mortgage Corp.	2.000	09/01/51	396	326,295
Federal Home Loan Mortgage Corp.	2.500	01/01/29	75	73,528
Federal Home Loan Mortgage Corp.	2.500	10/01/32	217	208,924
Federal Home Loan Mortgage Corp.	2.500	12/01/32	420	405,174
Federal Home Loan Mortgage Corp.	2.500	10/01/35	1,830	1,739,590
Federal Home Loan Mortgage Corp.	2.500	09/01/46	133	115,994
Federal Home Loan Mortgage Corp.	2.500	11/01/46	414	362,632
Federal Home Loan Mortgage Corp.	2.500	11/01/49	700	605,066
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,343	2,005,176
Federal Home Loan Mortgage Corp.	2.500	03/01/51	836	719,863
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,511	8,120,319
Federal Home Loan Mortgage Corp.	2.500	05/01/51	3,467	2,957,844
Federal Home Loan Mortgage Corp.	2.500	07/01/51	395	336,862
Federal Home Loan Mortgage Corp.	2.500	08/01/51	791	675,093
Federal Home Loan Mortgage Corp.	2.500	10/01/51	64	54,281
Federal Home Loan Mortgage Corp.	2.500	10/01/51	263	226,709
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,202	4,438,210
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,732	2,334,013

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	01/01/52	415	$354,377
Federal Home Loan Mortgage Corp.	2.500	04/01/52	4,618	3,953,764
Federal Home Loan Mortgage Corp.	2.500	04/01/52	9,650	8,224,665
Federal Home Loan Mortgage Corp.	3.000	02/01/32	395	385,700
Federal Home Loan Mortgage Corp.	3.000	01/01/37	105	99,735
Federal Home Loan Mortgage Corp.	3.000	12/01/37	42	39,322
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,144	1,060,512
Federal Home Loan Mortgage Corp.	3.000	07/01/43	194	180,317
Federal Home Loan Mortgage Corp.	3.000	06/01/46	324	296,073
Federal Home Loan Mortgage Corp.	3.000	09/01/46	1,876	1,711,635
Federal Home Loan Mortgage Corp.	3.000	12/01/46	6,725	6,136,098
Federal Home Loan Mortgage Corp.	3.000	01/01/47	341	310,884
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,076	1,862,080
Federal Home Loan Mortgage Corp.	3.000	06/01/50	517	463,079
Federal Home Loan Mortgage Corp.	3.000	09/01/50	1,950	1,734,256
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,587	3,185,492
Federal Home Loan Mortgage Corp.	3.000	06/01/52	1,732	1,536,706
Federal Home Loan Mortgage Corp.	3.500	06/01/37	513	497,047
Federal Home Loan Mortgage Corp.	3.500	11/01/37	96	93,300
Federal Home Loan Mortgage Corp.	3.500	06/01/42	141	134,902
Federal Home Loan Mortgage Corp.	3.500	06/01/42	147	140,635
Federal Home Loan Mortgage Corp.	3.500	07/01/42	147	139,771
Federal Home Loan Mortgage Corp.	3.500	09/01/42	186	177,764
Federal Home Loan Mortgage Corp.	3.500	10/01/42	227	216,304
Federal Home Loan Mortgage Corp.	3.500	06/01/43	98	93,455
Federal Home Loan Mortgage Corp.	3.500	05/01/45	124	117,991
Federal Home Loan Mortgage Corp.	3.500	01/01/47	92	86,868
Federal Home Loan Mortgage Corp.	3.500	02/01/47	209	196,847
Federal Home Loan Mortgage Corp.	3.500	11/01/47	138	129,571
Federal Home Loan Mortgage Corp.	3.500	03/01/48	2,964	2,788,464
Federal Home Loan Mortgage Corp.	3.500	08/01/48	55	51,776
Federal Home Loan Mortgage Corp.	3.500	10/01/48	211	196,774
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,212	1,139,445
Federal Home Loan Mortgage Corp.	3.500	01/01/52	124	114,313
Federal Home Loan Mortgage Corp.	3.500	05/01/52	5,490	5,070,173
Federal Home Loan Mortgage Corp.	3.500	07/01/52	950	876,159
Federal Home Loan Mortgage Corp.	3.500	10/01/52	980	905,095
Federal Home Loan Mortgage Corp.	3.500	11/01/52	1,050	969,630
Federal Home Loan Mortgage Corp.	3.500	01/01/53	957	883,622
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,373	1,353,328
Federal Home Loan Mortgage Corp.	4.000	12/01/40	42	40,893
Federal Home Loan Mortgage Corp.	4.000	01/01/41	149	145,057
Federal Home Loan Mortgage Corp.	4.000	04/01/42	126	123,147
Federal Home Loan Mortgage Corp.	4.000	10/01/45	79	76,148
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,098	1,074,869
Federal Home Loan Mortgage Corp.	4.000	05/01/46	70	67,569
Federal Home Loan Mortgage Corp.	4.000	08/01/46	115	111,124
Federal Home Loan Mortgage Corp.	4.000	11/01/47	70	67,906
Federal Home Loan Mortgage Corp.	4.000	04/01/48	110	106,476
Federal Home Loan Mortgage Corp.	4.000	05/01/48	123	119,199
Federal Home Loan Mortgage Corp.	4.000	07/01/48	236	228,750
Federal Home Loan Mortgage Corp.	4.000	07/01/49	309	299,555
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,324	1,273,321
Federal Home Loan Mortgage Corp.	4.000	09/01/52	9,096	8,670,314
Federal Home Loan Mortgage Corp.	4.000	10/01/52	9,398	8,954,604
Federal Home Loan Mortgage Corp.	4.000	02/01/53	1,152	1,105,667
Federal Home Loan Mortgage Corp.	4.500	06/01/42	49	48,948
Federal Home Loan Mortgage Corp.	4.500	09/01/44	63	63,293
Federal Home Loan Mortgage Corp.	4.500	07/01/45	152	153,363
Federal Home Loan Mortgage Corp.	4.500	04/01/47	591	586,914
Federal Home Loan Mortgage Corp.	4.500	07/01/47	68	67,269

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/47	155	$153,887
Federal Home Loan Mortgage Corp.	4.500	11/01/47	266	264,208
Federal Home Loan Mortgage Corp.	4.500	02/01/48	74	73,246
Federal Home Loan Mortgage Corp.	4.500	07/01/48	170	168,158
Federal Home Loan Mortgage Corp.	4.500	05/01/52	367	359,117
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,429	3,354,011
Federal Home Loan Mortgage Corp.	4.500	08/01/52	3,162	3,082,548
Federal Home Loan Mortgage Corp.	4.500	10/01/52	3,653	3,577,093
Federal Home Loan Mortgage Corp.	4.500	07/01/53	1,479	1,447,921
Federal Home Loan Mortgage Corp.	4.500	09/01/53	1,777	1,735,561
Federal Home Loan Mortgage Corp.	5.000	03/01/40	3,061	3,090,681
Federal Home Loan Mortgage Corp.	5.000	05/01/40	5,095	5,145,661
Federal Home Loan Mortgage Corp.	5.000	08/01/40	154	158,277
Federal Home Loan Mortgage Corp.	5.000	12/01/47	96	97,044
Federal Home Loan Mortgage Corp.	5.000	02/01/48	170	172,895
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,056	4,054,966
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,594	1,594,741
Federal Home Loan Mortgage Corp.	5.000	06/01/53	7,703	7,696,724
Federal Home Loan Mortgage Corp.	5.000	11/01/53	1,622	1,618,441
Federal Home Loan Mortgage Corp.	5.000	10/01/54	1,580	1,572,809
Federal Home Loan Mortgage Corp.	5.000	11/01/54	15,996	15,921,029
Federal Home Loan Mortgage Corp.	5.500	02/01/53	13,813	13,991,850
Federal Home Loan Mortgage Corp.	5.500	04/01/54	7,926	8,014,149
Federal National Mortgage Assoc.	0.875	08/05/30	235	206,211
Federal National Mortgage Assoc.	1.500	01/01/36	1,786	1,611,283
Federal National Mortgage Assoc.	1.500	04/01/36	749	673,403
Federal National Mortgage Assoc.	1.500	02/01/42	398	337,146
Federal National Mortgage Assoc.	1.500	10/01/50	333	257,874
Federal National Mortgage Assoc.	1.500	11/01/50	944	730,547
Federal National Mortgage Assoc.	1.500	12/01/50	7,207	5,577,486
Federal National Mortgage Assoc.	1.500	01/01/51	3,529	2,726,842
Federal National Mortgage Assoc.	1.500	06/01/51	624	482,766
Federal National Mortgage Assoc.	1.500	07/01/51	738	570,213
Federal National Mortgage Assoc.	2.000	TBA	9,000	7,297,782
Federal National Mortgage Assoc.	2.000	03/01/31	882	844,567
Federal National Mortgage Assoc.	2.000	01/01/32	1,861	1,769,486
Federal National Mortgage Assoc.	2.000	08/01/40	1,647	1,453,915
Federal National Mortgage Assoc.	2.000	02/01/41	1,558	1,351,405
Federal National Mortgage Assoc.	2.000	05/01/41	3,131	2,743,402
Federal National Mortgage Assoc.	2.000	10/01/50	10,756	8,808,605
Federal National Mortgage Assoc.	2.000	11/01/50	328	268,458
Federal National Mortgage Assoc.	2.000	12/01/50	35	28,566
Federal National Mortgage Assoc.	2.000	01/01/51	1,644	1,345,580
Federal National Mortgage Assoc.	2.000	02/01/51	3,372	2,757,978
Federal National Mortgage Assoc.	2.000	02/01/51	7,322	5,977,301
Federal National Mortgage Assoc.	2.000	03/01/51	4,984	4,074,741
Federal National Mortgage Assoc.	2.000	04/01/51	2,539	2,075,009
Federal National Mortgage Assoc.	2.000	04/01/51	3,849	3,144,250
Federal National Mortgage Assoc.	2.000	05/01/51	15,960	13,042,808
Federal National Mortgage Assoc.	2.000	07/01/51	1,861	1,520,725
Federal National Mortgage Assoc.	2.000	08/01/51	1,891	1,544,784
Federal National Mortgage Assoc.	2.500	05/01/30	108	105,065
Federal National Mortgage Assoc.	2.500	07/01/32	534	513,359
Federal National Mortgage Assoc.	2.500	08/01/32	603	581,346
Federal National Mortgage Assoc.	2.500	09/01/32	576	555,399
Federal National Mortgage Assoc.	2.500	07/01/35	1,958	1,879,941
Federal National Mortgage Assoc.	2.500	11/01/36	1,802	1,705,828
Federal National Mortgage Assoc.	2.500	02/01/43	55	49,529
Federal National Mortgage Assoc.	2.500	06/01/46	274	245,073
Federal National Mortgage Assoc.	2.500	09/01/46	140	122,432
Federal National Mortgage Assoc.	2.500	10/01/46	86	74,925

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/46	154	$133,495
Federal National Mortgage Assoc.	2.500	03/01/50	577	496,677
Federal National Mortgage Assoc.	2.500	08/01/50	1,442	1,233,735
Federal National Mortgage Assoc.	2.500	08/01/50	3,649	3,120,530
Federal National Mortgage Assoc.	2.500	11/01/50	2,557	2,217,438
Federal National Mortgage Assoc.	2.500	12/01/50	233	201,338
Federal National Mortgage Assoc.	2.500	01/01/51	563	488,348
Federal National Mortgage Assoc.	2.500	04/01/51	4,668	3,980,563
Federal National Mortgage Assoc.	2.500	05/01/51	1,908	1,625,146
Federal National Mortgage Assoc.	2.500	07/01/51	3,441	2,928,745
Federal National Mortgage Assoc.	2.500	09/01/51	410	349,775
Federal National Mortgage Assoc.	2.500	10/01/51	738	629,967
Federal National Mortgage Assoc.	2.500	11/01/51	2,882	2,458,452
Federal National Mortgage Assoc.	2.500	12/01/51	442	381,213
Federal National Mortgage Assoc.	2.500	02/01/52	402	343,173
Federal National Mortgage Assoc.	2.500	02/01/52	769	662,303
Federal National Mortgage Assoc.(tt)	3.000	TBA	3,000	2,657,813
Federal National Mortgage Assoc.	3.000	TBA	3,500	3,100,508
Federal National Mortgage Assoc.	3.000	06/01/30	60	59,053
Federal National Mortgage Assoc.	3.000	05/01/31	27	26,442
Federal National Mortgage Assoc.	3.000	12/01/31	76	74,172
Federal National Mortgage Assoc.	3.000	05/01/32	89	86,304
Federal National Mortgage Assoc.	3.000	09/01/32	32	31,183
Federal National Mortgage Assoc.	3.000	11/01/36	72	68,433
Federal National Mortgage Assoc.	3.000	05/01/37	4,706	4,508,561
Federal National Mortgage Assoc.	3.000	10/01/42	96	88,621
Federal National Mortgage Assoc.	3.000	10/01/42	152	141,207
Federal National Mortgage Assoc.	3.000	02/01/43	145	134,389
Federal National Mortgage Assoc.	3.000	04/01/43	182	168,978
Federal National Mortgage Assoc.	3.000	06/01/43	239	221,615
Federal National Mortgage Assoc.	3.000	12/01/45	338	312,758
Federal National Mortgage Assoc.	3.000	05/01/46	421	384,371
Federal National Mortgage Assoc.	3.000	09/01/46	443	409,921
Federal National Mortgage Assoc.	3.000	10/01/46	1,363	1,239,485
Federal National Mortgage Assoc.	3.000	11/01/46	505	460,198
Federal National Mortgage Assoc.	3.000	11/01/46	1,078	982,148
Federal National Mortgage Assoc.	3.000	03/01/47	372	338,661
Federal National Mortgage Assoc.	3.000	04/01/47	777	708,391
Federal National Mortgage Assoc.	3.000	12/01/49	1,885	1,692,669
Federal National Mortgage Assoc.	3.000	01/01/50	795	705,765
Federal National Mortgage Assoc.	3.000	02/01/50	700	631,154
Federal National Mortgage Assoc.	3.000	02/01/50	1,418	1,272,273
Federal National Mortgage Assoc.	3.000	03/01/50	339	303,702
Federal National Mortgage Assoc.	3.000	06/01/50	717	642,089
Federal National Mortgage Assoc.	3.000	01/01/51	893	797,961
Federal National Mortgage Assoc.	3.000	05/01/51	971	866,949
Federal National Mortgage Assoc.	3.000	01/01/52	2,147	1,926,587
Federal National Mortgage Assoc.	3.000	02/01/52	1,510	1,342,034
Federal National Mortgage Assoc.	3.000	03/01/52	2,906	2,581,380
Federal National Mortgage Assoc.	3.000	03/01/52	2,973	2,665,130
Federal National Mortgage Assoc.	3.000	04/01/52	2,029	1,810,061
Federal National Mortgage Assoc.	3.000	05/01/52	1,497	1,329,712
Federal National Mortgage Assoc.	3.000	06/01/52	2,298	2,040,658
Federal National Mortgage Assoc.	3.500	12/01/29	26	25,525
Federal National Mortgage Assoc.	3.500	12/01/30	35	34,373
Federal National Mortgage Assoc.	3.500	07/01/31	141	139,151
Federal National Mortgage Assoc.	3.500	08/01/31	164	162,474
Federal National Mortgage Assoc.	3.500	02/01/33	66	65,673
Federal National Mortgage Assoc.	3.500	05/01/33	27	26,701
Federal National Mortgage Assoc.	3.500	10/01/41	56	53,539
Federal National Mortgage Assoc.	3.500	04/01/42	123	117,259

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	05/01/42	122	$116,024
Federal National Mortgage Assoc.	3.500	05/01/42	776	744,333
Federal National Mortgage Assoc.	3.500	06/01/42	321	305,945
Federal National Mortgage Assoc.	3.500	10/01/42	187	179,919
Federal National Mortgage Assoc.	3.500	10/01/42	209	199,150
Federal National Mortgage Assoc.	3.500	10/01/42	414	393,807
Federal National Mortgage Assoc.	3.500	06/01/43	112	106,619
Federal National Mortgage Assoc.	3.500	06/01/45	126	119,127
Federal National Mortgage Assoc.	3.500	06/01/45	208	196,812
Federal National Mortgage Assoc.	3.500	09/01/45	177	167,877
Federal National Mortgage Assoc.	3.500	10/01/45	191	179,977
Federal National Mortgage Assoc.	3.500	01/01/46	62	58,671
Federal National Mortgage Assoc.	3.500	01/01/46	156	147,582
Federal National Mortgage Assoc.	3.500	04/01/46	1,660	1,568,028
Federal National Mortgage Assoc.	3.500	11/01/46	77	72,384
Federal National Mortgage Assoc.	3.500	06/01/47	278	262,212
Federal National Mortgage Assoc.	3.500	07/01/47	177	166,480
Federal National Mortgage Assoc.	3.500	07/01/47	818	780,478
Federal National Mortgage Assoc.	3.500	08/01/47	136	127,114
Federal National Mortgage Assoc.	3.500	09/01/47	221	207,511
Federal National Mortgage Assoc.	3.500	10/01/47	784	737,280
Federal National Mortgage Assoc.	3.500	11/01/47	717	674,158
Federal National Mortgage Assoc.	3.500	01/01/48	132	123,594
Federal National Mortgage Assoc.	3.500	01/01/48	188	176,649
Federal National Mortgage Assoc.	3.500	01/01/48	2,673	2,506,274
Federal National Mortgage Assoc.	3.500	04/01/48	360	337,031
Federal National Mortgage Assoc.	3.500	06/01/48	542	506,783
Federal National Mortgage Assoc.	3.500	08/01/48	286	267,008
Federal National Mortgage Assoc.	3.500	10/01/48	193	180,106
Federal National Mortgage Assoc.	3.500	11/01/48	139	130,871
Federal National Mortgage Assoc.	3.500	03/01/49	642	604,862
Federal National Mortgage Assoc.	3.500	06/01/49	265	248,416
Federal National Mortgage Assoc.	3.500	08/01/51	34	31,301
Federal National Mortgage Assoc.	3.500	02/01/52	377	349,914
Federal National Mortgage Assoc.	3.500	05/01/52	10,380	9,585,873
Federal National Mortgage Assoc.	3.500	06/01/52	5,883	5,433,186
Federal National Mortgage Assoc.	3.500	10/01/52	997	920,857
Federal National Mortgage Assoc.	4.000	09/01/40	96	94,323
Federal National Mortgage Assoc.	4.000	11/01/40	395	388,056
Federal National Mortgage Assoc.	4.000	02/01/41	162	158,912
Federal National Mortgage Assoc.	4.000	02/01/41	262	256,434
Federal National Mortgage Assoc.	4.000	12/01/41	166	162,119
Federal National Mortgage Assoc.	4.000	10/01/43	127	125,505
Federal National Mortgage Assoc.	4.000	09/01/44	73	71,297
Federal National Mortgage Assoc.	4.000	10/01/44	161	155,874
Federal National Mortgage Assoc.	4.000	12/01/45	57	55,184
Federal National Mortgage Assoc.	4.000	04/01/46	54	52,444
Federal National Mortgage Assoc.	4.000	08/01/46	84	81,753
Federal National Mortgage Assoc.	4.000	09/01/46	746	727,947
Federal National Mortgage Assoc.	4.000	02/01/47	273	263,864
Federal National Mortgage Assoc.	4.000	03/01/47	372	358,097
Federal National Mortgage Assoc.	4.000	06/01/47	219	211,839
Federal National Mortgage Assoc.	4.000	10/01/47	69	66,998
Federal National Mortgage Assoc.	4.000	11/01/47	134	129,781
Federal National Mortgage Assoc.	4.000	12/01/47	141	137,210
Federal National Mortgage Assoc.	4.000	02/01/48	133	128,194
Federal National Mortgage Assoc.	4.000	09/01/48	1,037	1,002,601
Federal National Mortgage Assoc.	4.000	10/01/48	192	185,931
Federal National Mortgage Assoc.	4.000	03/01/49	541	523,039
Federal National Mortgage Assoc.	4.000	03/01/49	825	797,601
Federal National Mortgage Assoc.	4.000	07/01/49	183	174,899

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	01/01/50	1,554	$1,500,397
Federal National Mortgage Assoc.	4.000	05/01/50	1,653	1,588,498
Federal National Mortgage Assoc.	4.000	05/01/52	1,156	1,102,000
Federal National Mortgage Assoc.	4.000	06/01/52	15,473	14,760,651
Federal National Mortgage Assoc.	4.000	07/01/52	500	476,236
Federal National Mortgage Assoc.	4.000	07/01/52	1,090	1,043,259
Federal National Mortgage Assoc.	4.000	09/01/52	173	165,203
Federal National Mortgage Assoc.	4.500	TBA	8,000	7,796,972
Federal National Mortgage Assoc.	4.500	08/01/40	45	45,230
Federal National Mortgage Assoc.	4.500	04/01/41	55	55,082
Federal National Mortgage Assoc.	4.500	06/01/41	113	113,747
Federal National Mortgage Assoc.	4.500	08/01/41	64	64,267
Federal National Mortgage Assoc.	4.500	08/01/41	156	156,327
Federal National Mortgage Assoc.	4.500	08/01/44	163	162,545
Federal National Mortgage Assoc.	4.500	01/01/45	84	84,120
Federal National Mortgage Assoc.	4.500	11/01/47	100	98,809
Federal National Mortgage Assoc.	4.500	06/01/48	135	133,456
Federal National Mortgage Assoc.	4.500	07/01/48	1,171	1,161,600
Federal National Mortgage Assoc.	4.500	12/01/48	107	106,104
Federal National Mortgage Assoc.	4.500	02/01/49	34	33,873
Federal National Mortgage Assoc.	4.500	07/01/52	1,891	1,843,282
Federal National Mortgage Assoc.	4.500	08/01/52	654	640,809
Federal National Mortgage Assoc.	4.500	09/01/52	7,042	6,895,936
Federal National Mortgage Assoc.	4.500	12/01/52	1,234	1,208,128
Federal National Mortgage Assoc.	4.500	01/01/53	5,058	4,951,210
Federal National Mortgage Assoc.	5.000	09/01/30	5	5,431
Federal National Mortgage Assoc.	5.000	10/01/40	74	75,598
Federal National Mortgage Assoc.	5.000	03/01/42	156	160,472
Federal National Mortgage Assoc.	5.000	10/01/47	124	126,185
Federal National Mortgage Assoc.	5.000	01/01/48	31	31,596
Federal National Mortgage Assoc.	5.000	06/01/49	768	779,246
Federal National Mortgage Assoc.	5.000	07/01/52	6,225	6,223,908
Federal National Mortgage Assoc.	5.000	08/01/52	1,096	1,095,630
Federal National Mortgage Assoc.	5.000	09/01/52	1,158	1,158,192
Federal National Mortgage Assoc.	5.000	10/01/52	1,310	1,312,007
Federal National Mortgage Assoc.	5.000	02/01/53	1,270	1,269,926
Federal National Mortgage Assoc.	5.000	03/01/53	13,419	13,409,183
Federal National Mortgage Assoc.	5.500	01/01/40	74	76,500
Federal National Mortgage Assoc.	5.500	04/01/53	1,690	1,714,633
Federal National Mortgage Assoc.(k)	5.500	05/01/53	16,304	16,536,347
Federal National Mortgage Assoc.	5.500	11/01/53	4,493	4,548,473
Federal National Mortgage Assoc.	6.000	10/01/36	40	41,794
Federal National Mortgage Assoc.	6.000	07/01/41	43	45,402
Federal National Mortgage Assoc.	6.000	01/01/53	7,683	7,890,334
Federal National Mortgage Assoc.	6.000	03/01/53	1,843	1,892,581
Federal National Mortgage Assoc.	6.000	09/01/53	1,942	1,988,588
Federal National Mortgage Assoc.	6.000	11/01/53	1,622	1,662,760
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	548,836
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	90,524
Federal National Mortgage Assoc.	4.336(s)	03/17/31	945	756,668
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	117
Government National Mortgage Assoc.	2.000	10/20/50	6,313	5,253,033
Government National Mortgage Assoc.	2.000	01/20/51	2,391	1,989,523
Government National Mortgage Assoc.	2.000	03/20/51	914	760,823
Government National Mortgage Assoc.	2.000	07/20/51	4,794	3,988,592
Government National Mortgage Assoc.	2.000	11/20/51	430	357,416
Government National Mortgage Assoc.	2.000	04/20/52	444	369,573
Government National Mortgage Assoc.	2.500	12/20/46	199	175,704
Government National Mortgage Assoc.	2.500	10/20/50	3,614	3,137,527
Government National Mortgage Assoc.	2.500	01/20/51	3,801	3,294,088

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.500%	03/20/51	1,425	$1,234,370
Government National Mortgage Assoc.	2.500	05/20/51	6,497	5,627,395
Government National Mortgage Assoc.	2.500	07/20/51	2,018	1,747,726
Government National Mortgage Assoc.	3.000	07/20/42	299	277,158
Government National Mortgage Assoc.	3.000	03/20/43	203	187,596
Government National Mortgage Assoc.	3.000	08/20/43	38	35,140
Government National Mortgage Assoc.	3.000	09/20/43	75	69,122
Government National Mortgage Assoc.	3.000	01/20/44	72	66,298
Government National Mortgage Assoc.	3.000	05/20/45	71	64,977
Government National Mortgage Assoc.	3.000	08/15/45	79	71,585
Government National Mortgage Assoc.	3.000	05/20/46	442	402,758
Government National Mortgage Assoc.	3.000	07/20/46	703	641,280
Government National Mortgage Assoc.	3.000	08/20/46	39	35,299
Government National Mortgage Assoc.	3.000	03/20/47	461	420,059
Government National Mortgage Assoc.	3.000	11/20/47	3,828	3,482,600
Government National Mortgage Assoc.	3.000	01/20/48	59	53,236
Government National Mortgage Assoc.	3.000	08/20/48	959	874,289
Government National Mortgage Assoc.	3.000	07/20/49	328	296,505
Government National Mortgage Assoc.	3.000	09/20/49	407	366,822
Government National Mortgage Assoc.	3.000	12/20/49	454	409,814
Government National Mortgage Assoc.	3.000	01/20/50	2,108	1,902,825
Government National Mortgage Assoc.	3.000	10/20/51	376	337,780
Government National Mortgage Assoc.	3.000	11/20/51	706	634,917
Government National Mortgage Assoc.	3.500	01/15/42	49	46,190
Government National Mortgage Assoc.	3.500	12/20/42	143	136,497
Government National Mortgage Assoc.	3.500	01/20/43	215	204,720
Government National Mortgage Assoc.	3.500	02/20/43	97	91,760
Government National Mortgage Assoc.	3.500	08/20/43	345	322,919
Government National Mortgage Assoc.	3.500	10/20/43	456	431,126
Government National Mortgage Assoc.	3.500	03/20/45	47	44,337
Government National Mortgage Assoc.	3.500	04/20/45	266	249,488
Government National Mortgage Assoc.	3.500	04/20/46	509	476,091
Government National Mortgage Assoc.	3.500	07/20/46	313	290,794
Government National Mortgage Assoc.	3.500	10/20/46	622	580,370
Government National Mortgage Assoc.	3.500	12/20/46	611	569,552
Government National Mortgage Assoc.	3.500	04/20/47	438	407,893
Government National Mortgage Assoc.	3.500	05/20/47	340	317,311
Government National Mortgage Assoc.	3.500	10/20/47	116	108,397
Government National Mortgage Assoc.	3.500	11/20/47	602	563,152
Government National Mortgage Assoc.	3.500	01/20/48	164	152,488
Government National Mortgage Assoc.	3.500	10/20/48	98	90,881
Government National Mortgage Assoc.	3.500	11/20/48	192	178,285
Government National Mortgage Assoc.	3.500	12/20/48	70	64,946
Government National Mortgage Assoc.	3.500	02/20/49	165	153,213
Government National Mortgage Assoc.	3.500	05/20/49	258	238,062
Government National Mortgage Assoc.	3.500	06/20/49	3,340	3,087,566
Government National Mortgage Assoc.	3.500	08/20/49	5,094	4,697,440
Government National Mortgage Assoc.	3.500	11/20/49	2,272	2,098,905
Government National Mortgage Assoc.	3.500	11/20/50	4,670	4,314,676
Government National Mortgage Assoc.	3.500	04/20/51	1,618	1,494,146
Government National Mortgage Assoc.	3.500	02/20/52	1,906	1,754,464
Government National Mortgage Assoc.	3.500	05/20/52	6,787	6,267,719
Government National Mortgage Assoc.	4.000	12/20/40	110	107,129
Government National Mortgage Assoc.	4.000	06/20/41	47	46,013
Government National Mortgage Assoc.	4.000	11/15/41	64	61,826
Government National Mortgage Assoc.	4.000	12/20/42	116	112,467
Government National Mortgage Assoc.	4.000	04/20/43	76	73,763
Government National Mortgage Assoc.	4.000	10/20/43	64	62,626
Government National Mortgage Assoc.	4.000	12/20/43	142	137,605
Government National Mortgage Assoc.	4.000	09/20/44	83	80,715
Government National Mortgage Assoc.	4.000	08/20/45	137	131,754

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	10/20/45	65	$62,814
Government National Mortgage Assoc.	4.000	03/20/46	125	120,690
Government National Mortgage Assoc.	4.000	11/20/46	93	89,643
Government National Mortgage Assoc.	4.000	03/20/47	81	78,304
Government National Mortgage Assoc.	4.000	05/20/47	129	123,782
Government National Mortgage Assoc.	4.000	07/20/47	506	489,216
Government National Mortgage Assoc.	4.000	11/20/47	342	329,053
Government National Mortgage Assoc.	4.000	12/20/47	81	78,193
Government National Mortgage Assoc.	4.000	04/20/48	59	56,221
Government National Mortgage Assoc.	4.000	06/20/48	1,106	1,063,103
Government National Mortgage Assoc.	4.000	07/20/48	155	148,615
Government National Mortgage Assoc.	4.000	08/20/48	2,302	2,211,496
Government National Mortgage Assoc.	4.000	09/20/48	137	131,721
Government National Mortgage Assoc.	4.000	10/20/48	4,785	4,603,683
Government National Mortgage Assoc.	4.000	11/20/48	58	55,479
Government National Mortgage Assoc.	4.000	01/20/49	69	66,614
Government National Mortgage Assoc.	4.000	02/20/49	140	134,034
Government National Mortgage Assoc.	4.000	03/20/49	86	82,929
Government National Mortgage Assoc.	4.000	04/20/49	418	401,129
Government National Mortgage Assoc.	4.000	01/20/50	47	45,178
Government National Mortgage Assoc.	4.000	02/20/50	69	65,971
Government National Mortgage Assoc.	4.000	07/20/50	104	99,162
Government National Mortgage Assoc.	4.000	06/20/52	1,590	1,519,158
Government National Mortgage Assoc.	4.000	08/20/52	897	856,435
Government National Mortgage Assoc.	4.000	10/20/52	3,139	2,993,989
Government National Mortgage Assoc.	4.500	12/20/41	237	239,813
Government National Mortgage Assoc.	4.500	10/20/43	35	34,662
Government National Mortgage Assoc.	4.500	01/20/44	47	47,116
Government National Mortgage Assoc.	4.500	04/20/44	157	157,167
Government National Mortgage Assoc.	4.500	03/20/45	38	37,664
Government National Mortgage Assoc.	4.500	07/20/46	76	76,002
Government National Mortgage Assoc.	4.500	08/20/46	67	66,696
Government National Mortgage Assoc.	4.500	11/20/46	60	59,614
Government National Mortgage Assoc.	4.500	01/20/47	381	380,315
Government National Mortgage Assoc.	4.500	01/20/48	48	47,588
Government National Mortgage Assoc.	4.500	02/20/48	303	302,695
Government National Mortgage Assoc.	4.500	03/20/48	32	32,398
Government National Mortgage Assoc.	4.500	07/20/48	52	51,542
Government National Mortgage Assoc.	4.500	08/20/48	20	19,791
Government National Mortgage Assoc.	4.500	12/20/48	98	97,497
Government National Mortgage Assoc.	4.500	05/20/52	2,040	2,007,361
Government National Mortgage Assoc.	4.500	10/20/52	7,883	7,748,953
Government National Mortgage Assoc.	5.000	10/20/37	4	4,342
Government National Mortgage Assoc.	5.000	09/20/40	45	46,424
Government National Mortgage Assoc.	5.000	04/20/45	23	23,661
Government National Mortgage Assoc.	5.000	08/20/45	96	97,782
Government National Mortgage Assoc.	5.000	10/20/52	109	109,119
Government National Mortgage Assoc.	5.000	11/20/52	207	207,590
Government National Mortgage Assoc.	5.000	12/20/52	163	163,494
Government National Mortgage Assoc.	5.000	03/20/53	3,206	3,213,730
Government National Mortgage Assoc.	5.000	11/20/54	4,938	4,927,377
Government National Mortgage Assoc.	5.000	12/20/54	928	926,175
Government National Mortgage Assoc.	5.500	08/20/54	4,184	4,224,588
Government National Mortgage Assoc.	6.000	12/15/39	60	63,078
Government National Mortgage Assoc.	6.000	06/20/54	4,397	4,487,127
Government National Mortgage Assoc.	7.000	06/20/54	3,798	3,914,881
Government National Mortgage Assoc.	7.000	07/20/54	2,294	2,363,884
Government National Mortgage Assoc.	7.000	11/20/54	1,713	1,764,714
Government National Mortgage Assoc.	7.000	02/20/55	1,735	1,785,563
Government National Mortgage Assoc.	7.000	03/20/55	4,376	4,505,706
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	406,195

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	02/01/55	2,890	$2,923,056
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	155	103,569

Total U.S. Government Agency Obligations (cost $629,661,754)				615,099,851
U.S. Treasury Obligations 3.7%
U.S. Treasury Bonds	2.375	02/15/42	6,425	4,802,688
U.S. Treasury Bonds	3.375	08/15/42	41,900	36,001,266
U.S. Treasury Bonds	4.750	11/15/43	16,085	16,389,107
U.S. Treasury Bonds(kk)	4.750	11/15/53	275	278,180
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	185,805
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	16,758,309
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	542,691
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	650,542
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	836
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	154,708
U.S. Treasury Strips Coupon	2.498(s)	11/15/42	16,900	7,468,456
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	326,302
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	682,851
U.S. Treasury Strips Coupon	4.097(s)	11/15/41	3,110	1,455,142
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	31,006
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	385,464
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	90,378

Total U.S. Treasury Obligations (cost $98,765,539)				86,203,731

	Shares
Affiliated Exchange-Traded Funds 6.5%
PGIM AAA CLO ETF	2,307,000	118,741,290

PGIM Corporate Bond 0-5 Year ETF	450,000	22,727,520

PGIM Corporate Bond 5-10 Year ETF	175,000	8,917,983

Total Affiliated Exchange-Traded Funds (cost $149,801,881)(wa)		150,386,793
Preferred Stocks 0.0%
Independent Power & Renewable Electricity Producers
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, Maturing 05/01/29	4,345	104,454
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28	1,400	33,502

Total Preferred Stocks (cost $132,312)		137,956

Total Long-Term Investments (cost $2,346,532,756)		2,298,673,425

Short-Term Investments 2.5%
Affiliated Mutual Funds 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	19,450,096	19,450,096
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $37,114,540; includes $36,995,832 of cash collateral for securities on loan)(b)(wa)	37,141,659	37,119,374

Total Affiliated Mutual Funds (cost $56,564,636)		56,569,470

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Value
Options Purchased*~ 0.0%
(cost $4,068)	$127

Total Short-Term Investments (cost $56,568,704)	56,569,597

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $2,403,101,460)	2,355,243,022
Options Written*~ (0.0)%
(premiums received $33)	(44)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.3% (cost $2,403,101,427)	2,355,242,978
Liabilities in excess of other assets(z) (2.3)%	(52,694,899)

Net Assets 100.0%	$2,302,548,079

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,197,156; cash collateral of $36,995,832 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,000,000 is 0.1% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.000%	TBA	12/11/25	(5,500)	$(5,468,226)
Federal National Mortgage Assoc.	5.500%	TBA	12/11/25	(9,000)	(9,086,342)
Government National Mortgage Assoc.	3.000%	TBA	12/18/25	(1,000)	(898,360)
Government National Mortgage Assoc.	4.000%	TBA	12/18/25	(1,500)	(1,418,156)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $16,945,684)					$(16,871,084)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		16		40	$100
(cost $225)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,727	$9
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		3,455	18
Total OTC Traded (cost $3,843)									$27
Total Options Purchased (cost $4,068)								$127
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		7		18	$(44)
(premiums received $33)
Futures contracts outstanding at October 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
248	2 Year U.S. Treasury Notes	Dec. 2025	$51,644,063	$(2,758)
491	5 Year U.S. Treasury Notes	Dec. 2025	53,622,572	(74,668)
714	10 Year U.S. Treasury Notes	Dec. 2025	80,447,722	(44,381)
483	10 Year U.S. Ultra Treasury Notes	Dec. 2025	55,778,956	747,359
219	20 Year U.S. Treasury Bonds	Dec. 2025	25,691,438	(53,630)
754	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	91,446,063	1,350,489
				1,922,411

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Futures contracts outstanding at October 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
24	30 Day Federal Funds	Jan. 2026	$9,629,270	$10,564
				$1,932,975
Credit default swap agreements outstanding at October 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,990	$(8,118)	$(6,107)	$(2,011)	BARC
Republic of Italy	12/20/30	1.000%(Q)	2,985	(96,990)	(115,750)	18,760	BARC
				$(105,108)	$(121,857)	$16,749

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		2,815	0.297%	$88,130	$71,935	$16,195	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		2,470	0.228%	5,364	2,385	2,979	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		775	0.228%	1,683	871	812	CITI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,470	0.248%	5,297	2,418	2,879	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,835	0.300%	43,319	37,871	5,448	GSI
Hellenic Republic	12/20/26	1.000%(Q)		2,309	0.090%	26,159	23,833	2,326	BARC
Hellenic Republic	06/20/27	1.000%(Q)		545	0.137%	8,136	6,213	1,923	BARC
Hellenic Republic	12/20/27	1.000%(Q)		410	0.162%	7,578	5,536	2,042	BARC
Kingdom of Norway	12/20/25	—%(Q)		5,500	0.032%	(243)	(365)	122	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		120	0.173%	515	353	162	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		120	0.193%	747	561	186	CITI
Morgan Stanley	12/20/25	1.000%(Q)		2,470	0.221%	5,389	2,385	3,004	GSI
Republic of France	06/20/27	0.250%(Q)		1,075	0.130%	2,361	2,149	212	BARC
Republic of France	12/20/30	0.250%(Q)		1,990	0.359%	(9,643)	(12,577)	2,934	BARC
Republic of France	06/20/35	0.250%(Q)		780	0.670%	(25,927)	(26,541)	614	BARC
Republic of France	06/20/35	0.250%(Q)		505	0.670%	(16,786)	(17,762)	976	BARC
Republic of Italy	12/20/30	1.000%(Q)		2,985	0.335%	96,989	86,737	10,252	BARC
Slovak Republic	12/20/27	1.000%(Q)		800	0.160%	14,823	13,794	1,029	BARC
State of Qatar	12/20/26	1.000%(Q)		1,140	0.074%	13,119	11,273	1,846	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	4,780	0.061%	2,971	1,062	1,909	BARC

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Credit default swap agreements outstanding at October 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	3,110	0.139%	$3,541	$3,036	$505	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,140	0.134%	7,517	5,216	2,301	GSI
						$281,039	$220,383	$60,656

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	79,260	$(1,804,706)	$(1,837,450)	$(32,744)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at October 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.220%	$—	$(157,674)	$(157,674)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.220%	415	(21,324)	(21,739)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.220%	9,293	770,526	761,233

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Interest rate swap agreements outstanding at October 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.220%	$(32,323)	$(884,683)	$(852,360)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.220%	1,278,108	1,296,157	18,049
				$1,255,493	$1,003,002	$(252,491)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.680%	JPM	03/17/26	(7,775)	$122,913	$—	$122,913
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.090%	JPM	11/06/25	19,925	239,681	—	239,681
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.120%	BOA	03/11/26	29,165	558,970	—	558,970
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.110%	JPM	04/27/26	40,665	(218,909)	—	(218,909)
					$702,655	$—	$702,655
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).